Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,767,583)	$ (4,508,130)	$ (6,177,784)	$ (4,260,299)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation	19,287	20,747	27,648	27,528
Amortization	20,606	2,783	5,118	3,310
Amortization of Debt Discount	669,148	821,154	1,090,387	604,595
Amortization of ROU Asset	37,035	33,848	46,020	40,947
Amortization of Note Issuance Costs	67,728		74,496
Amortization of Capitalized Services	690,173
Stock-based Compensation	670,871
Gain (Loss) on Debt Extinguishment	1,231,480		(120,683)
Change in Fair Value of Derivative Liabilities	(95,324)	23,496	10,312
Derivative Expense	399,725	504,613	504,613
Change in Fair Value of Promissory Note	(5,379,269)
Inventory Reserve	(139,946)		223,400	38,322
Changes in Operating Assets and Liabilities:
Accounts Receivable	(92,044)	(48,679)	100,397	713,063
Prepaid and Other	(1,512,578)	58,083	24,902	135,844
Inventory	60,205	(36,415)	(52,936)	312,226
Accounts Payable and Accrued Liabilities	(489,337)	(36,199)	169,990	(844,670)
Accrued Interest	1,267,703	2,055,810	2,685,678	2,568,118
Reduction of Lease Liability	(37,122)	(34,271)	(46,795)	(39,820)
Deferred Compensation	(100,000)	199,157	425,257	51,730
Net Cash Used in Operating Activities	(4,479,242)	(944,003)	(1,009,980)	(649,106)
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalization of Patents	(29,220)	(1,488)	(33,063)	(32,324)
Purchases of Property and Equipment	(1,823)			(3,068)
Acquisition of Intangibles	(18,283)		(27,070)
Net Cash Used in Investing Activities	(49,326)	(1,488)	(60,133)	(35,392)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of Deferred Offering Costs	(150,420)		(68,629)
Net proceeds from IPO and Over-Allotment	6,454,325
Proceeds from the exercise of warrants	1,131,771
Proceeds from issuance of Common Stock		185,335
Proceeds from Notes Payable	650,000	800,000	800,000
Proceeds from Notes Payable - Related Parties		305,000	305,000	683,226
Repayments on Notes Payable – Related Party				(72,000)
Repayment of Notes Payable	(1,611,111)
Advances from Related Parties	250,000		185,335
Repayment of Related Party Advances	(250,000)
Net Cash Provided by Financing Activities	6,474,565	1,290,335	1,221,706	611,226
Foreign Currency Translation Gain (Loss)	7,678	(20,850)	(2,127)	(3,031)
Change in Cash	1,953,675	323,994	149,466	(76,303)
Cash—Beginning of Period	264,865	115,399	115,399	191,702
Cash—End of Period	2,218,540	439,393	264,865	115,399
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid During the Year for Interest			2,193
Cash paid During the Year for Income Taxes			1,000	750
NONCASH INVESTING/FINANCING ACTIVITIES
Conversion of Debt into Common Stock	7,989,598		185,335
Conversion of Debt into Member Units				4,179,665
Conversion of Debt into Series A Preferred Stock	10,128,500
Conversion of Series A Preferred Stock into Common Stock	270,460
Common Stock Issued as Prepayment for Services	4,916,556
Additions to ROU Assets for Lease Renewal	50,922
Additions to Lease Liabilities for Lease Renewal	50,570
Conversion of 60P LLC Member Units to Common Stock		4,979,365
Right-of-use asset obtained in exchange for new operating lease liability				99,615
Debt Discount Recorded in Connection with Derivative Liabilities	650,000	1,105,000	$ 1,105,000
Stock Issued for Payment of Deferred Compensation	480,000
Stock Issued for Acquisition of Intangibles	33,895
Fair Value of Warrants Issued to Underwriters	301,416
Reclassification of Liability-classified Warrants to Equity-classified	$ 838,748